Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0001838406
Registrant Name	BKV Corp
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A